Federated NVIT High Income Bond Fund
FUND SUMMARY: FEDERATED NVIT HIGH INCOME BOND FUND
Objective
The Fund seeks to provide high current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Federated NVIT High Income Bond Fund		Class Y Shares	Class I Shares	Class III Shares
Redemption Fees	[1]			1.00%
[1]	(as a percentage of amount redeemed within 60 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Federated NVIT High Income Bond Fund	Class Y Shares	Class I Shares	Class III Shares
Management Fees	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.77%	0.92%	0.92%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Federated NVIT High Income Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y shares	79	246	428	954
Class I shares	94	293	509	1,131
Class III shares	94	293	509	1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.88% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets in U.S. dollar-denominated high-yield bonds (commonly known as “junk bonds”) of U.S. and foreign issuers, including those in emerging market countries. Securities selected for the Fund normally are lower rated or are below investment grade, with no minimum acceptable rating. These securities may pay interest on either a fixed-rate or a variable-rate basis. The Fund may invest in zero-coupon bonds.

The Fund’s subadviser uses an active management style that seeks to maximize potentially higher returns while minimizing default and other risks through security selection and diversification. In selecting securities, the subadviser generally focuses on the bonds of individual issuers and employs fundamental analysis of a company’s management, financial condition, business or product strength, anticipated cash flow and other company-specific factors the subadviser deems relevant. Against this background of company-specific analysis, the subadviser also analyzes current economic and bond market developments and trends. In order to reduce risk, the subadviser invests in a diverse portfolio of many different companies, industries and economic sectors.

The subadviser may use credit default swaps, which are derivatives, in order to hedge against investment risks or to expose the Fund’s cash holdings to the investment characteristics and performance of high-yield bonds the subadviser believes to be representative of the high-yield bond market.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Zero coupon bonds risk – these securities pay no interest during the life of the security, are often sold at a deep discount, and may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments.

Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Credit default swaps may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Credit default swaps also are subject to the risk that the Fund will not properly assess the cost of the underlying investment. If the Fund is selling credit protection, it bears the risk that a credit event will occur, requiring the Fund to pay the counterparty the set value of the defaulted bonds. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares (Years Ended December 31,)

Best Quarter: 18.65% – 2nd qtr. of 2009 Worst Quarter: -20.66% – 4th qtr. of 2008
The inception date for Class III shares is April 28, 2005. The Fund had not commenced offering Class Y shares prior to the date of this prospectus. Pre-inception historical performance for Class III and Class Y shares is based on the previous performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns (For Periods Ended December 31, 2011)
Average Annual Total Returns Federated NVIT High Income Bond Fund	1 Year	5 Years	10 Years
Class Y shares	3.82%	4.96%	7.20%
Class I shares	3.82%	4.96%	7.20%
Class III shares	3.81%	4.94%	7.18%
Barclays Capital U.S. Corporate High Yield 2% Cap Index (reflects no deduction for fees or expenses)	4.96%	7.74%	8.96%